Nature of Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of basic and diluted earnings per share

	Three Months Ended		Nine Months Ended
	9/30/2024	9/30/2023	9/30/2024	9/30/2023
Basic and diluted earnings (loss) per common share
Earnings (loss)	$(164,168)	$576,533	$(681,122)	$538,239
Basic weighted average shares outstanding	173,723,633	150,591,400	172,848,616	144,589,568
Assumed conversion of dilutive shares	0	0	0	0
Diluted weighted average common shares outstanding, assuming conversion of common stock equivalents	173,723,633	150,591,400	172,848,616	144,589,568
Basic earnings (loss) per common share	$0.00	$0.00	$0.00	$0.00
Diluted earnings (loss) per common share	$0.00	$0.00	$0.00	$0.00

Schedule of anti-dilutive shares

September 30, 2024	Dilutive shares - In the money	Anti-dilutive shares - Out of the money	Total
Options	0	5,230,000	5,230,000
Warrants	0	26,470,303	26,470,303
Total	0	31,700,303	31,700,303